Acquisitions and Divestitures - Divestitures Narrative (Details) $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 30, 2018 EUR (€)	Apr. 30, 2018 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture		$ 16,394	$ 0	$ 0
Disposed of By Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Portfolio sale price					€ 15.1	$ 18,500
Proceeds from divestiture	$ 16,400
Gain on divestiture		$ 8,000